As filed with the U.S. Securities and Exchange Commission on February 20, 2020
Registration No. 333-234851

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 1	[ X]
(Check appropriate box or boxes)
ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (626) 914-7363
Jeffrey T. Rauman, President
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

It is proposed that this filing will become effective immediately upon filing.
No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:	Shares of common stock, no par value per share, of the Chase Growth Fund

PART C
OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 16. Exhibits

Exhibit No.	Exhibit
(1)
Amend and Restated Agreement and Declaration of Trust dated October 18, 2018, was previously filed with the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(2)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(3)	Not applicable.
(4)	Form of the Agreement and Plan of Reorganization is attached to Part A of Form N-14 as an appendix (“Appendix A”).
(5)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.
(6)(a)(i)
Investment Advisory Agreement (Growth Fund) dated September 5, 1997, was previously filed with Post-Effective Amendment No. 205 to the Registration Statement on Form N-1A on January 27, 2006, and is incorporated herein by reference.

(6)(a)(ii)
Amendment No. 1 dated June 7, 1999, to the Investment Advisory Agreement (Growth Fund), was previously filed with Post-Effective Amendment No. 205 to the Registration Statement on Form N-1A on January 27, 2006, and is incorporated herein by reference.

(6)(a)(iii)
Amended Schedule A dated January 26, 2007, to the Investment Advisory Agreement (Growth Fund), was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(6)(a)(iv)
Amendment to the Investment Advisory Agreement (Growth Fund) dated October 1, 2017, was previously filed with the Post-Effective Amendment No. 808 to the Registration Statement on Form N-1A on Form N-1A on January 25, 2018, and is incorporated herein by reference.

(6)(b)(i)
Investment Advisory Agreement (Mid-Cap Growth Fund) dated July 21, 2004, was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(6)(b)(ii)
Amended Schedule A dated January 26, 2007, to the Investment Advisory Agreement (Mid-Cap Growth Fund), was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(7)
Distribution Agreement dated August 22, 2006, was previously filed with Post-Effective Amendment No. 257 to the Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

(8)	Not applicable.
(9)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(10)
Share Marketing Plan (Rule 12b-1 Plan) (Mid-Cap Growth Fund) dated July 21, 2004, was previously filed with Post-Effective Amendment No. 151 to the Registration Statement on Form N-1A on July 22, 2004, and is incorporated herein by reference.

(11)
Opinion and Consent issued by Sullivan & Worcester LLP regarding the validity of shares to be issued, was filed previously with the Registration Statement on Form N-14 on November 25, 2019 and is incorporated herein by reference.

(12)	Opinion and Consent of Sullivan & Worcester LLP regarding certain tax matters for the Target Fund and the Acquiring Fund -- filed herewith.
(13)(a)(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(13)(a)(ii)
Addendum dated August 24, 2007, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(13)(a)(iii)
Amendment dated December 5, 2013, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 563 to the Registration Statement on Form N-1A on January 27, 2014, and is incorporated herein by reference.

(13)(b)(i)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(13)(b)(ii)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(13)(b)(iii)
Amendment dated December 5, 2013, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 563 to the Registration Statement on Form N-1A on January 27, 2014, and is incorporated herein by reference.

(13)(c)(i)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(13)(c)(ii)
Amendment dated December 5, 2013, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 563 to the Registration Statement on Form N-1A on January 27, 2014, and is incorporated herein by reference.

(13)(d)
Form of Amended and Restated Operating Expenses Limitation Agreement (Mid-Cap Growth Fund) dated November 22, 2019, was filed previously with the Registration Statement on Form N-14 on November 25, 2019 and is incorporated herein by reference.

(13)(e)
Form of Amended and Restated Operating Expenses Limitation Agreement (Growth Fund) dated November 22, 2019, was filed previously with the Registration Statement on Form N-14 on November 25, 2019 and is incorporated herein by reference.

(13)(f)
Amended and Restated Shareholder Servicing Plan (Growth Fund) dated May 31, 2016, was previously filed with Post-Effective Amendment No. 747 to the Registration Statement on Form N-1A on January 25, 2017, and is incorporated herein by reference.

(13)(g)
Amended and Restated Shareholder Servicing Plan (Mid-Cap Growth Fund) dated May 31, 2016, was previously filed with Post-Effective Amendment No. 747 to the Registration Statement on Form N-1A on January 25, 2017, and is incorporated herein by reference.

(14)	Consent of Independent Registered Public Accounting Firm – Not applicable.
(15)	Not applicable.
(16)
Power of Attorney (Duree, Mertens, Rebhan, Redwine and Woolson), was previously filed with Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(17)(a)
Prospectus and Statement of Additional Information of the Target Fund dated January 28, 2019 was previously filed with the Trust’s Post-Effective Amendment No. 868 to its Registration Statement on Form N‑1A with the SEC on January 25, 2019 and is incorporated by reference.

(17)(b)
Prospectus and Statement of Additional Information of the Acquiring Fund dated January 28, 2019 was previously filed with the Trust’s Post-Effective Amendment No. 868 to its Registration Statement on Form N‑1A with the SEC on January 25, 2019 and is incorporated by reference.

(17)(c)
The Annual Report on Form N-CSR of Chase Funds for the fiscal year ended September 30, 2019 was previously filed on the Trust’s Form N-CSR with the SEC on December 9, 2019, and is incorporated by reference.

(17)(d)	Proxy Card was previously filed with the on the Trust's Form N-14/A Pre-Effective Amendment 1 on December 30, 2019, and is incorporated herein by reference.

Item 17. Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Milwaukee, State of Wisconsin, on February 20, 2020.

ADVISORS SERIES TRUST

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President, Chief Executive Officer and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed below on February 20, 2020 by the following persons in the capacities indicated.

Signature	Title

*/s/ Gail S. Duree	Trustee
Gail S. Duree

* /s/ David G. Mertens	Trustee
David G. Mertens

* /s/ Raymond B. Woolson	Trustee
Raymond B. Woolson

* /s/ Joe D. Redwine	President
Joe D. Redwine

/s/ Cheryl L. King	Treasurer, Vice President and Principal Financial Officer
Cheryl L. King

/s/ Jeffrey T. Rauman	President, Chief Executive Officer and Principal Executive Officer
Jeffrey T. Rauman

*By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, Attorney-in-Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit
Number    Description

EX. (12)     Tax Opinion (Sullivan & Worcester)